Other information about investments - Subsidiaries - Refining & Marketing and Chemical (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 XAF	Dec. 31, 2021 GHS (GH₵)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 HUF (Ft)	Dec. 31, 2021 INR (₨)	Dec. 31, 2021 RON	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 EUR (€)
Subsidiaries
Share capital		€ 4,005,000,000																	€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital		4,005,358,876																	€ 4,005,358,876
Refining & Marketing | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Ecofuel SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		52,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Eni Fuel SpA
Registered office	Rome
Country of operation	Italy
Share capital		59,944,310
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Trade & Biofuels SpA
Registered office	Rome
Country of operation	Italy
Share capital		22,568,759
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Three [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	Eni4Cities SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Subsidiaries Four [Member] | Ecofuel SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	EniBioCh4in Alexandria Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	70.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Five [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	70.00%
Refining & Marketing | Italy | Subsidiaries Five [Member] | Third parties
Subsidiaries
% Ownership	30.00%
Refining & Marketing | Italy | Subsidiaries Six [Member]
Subsidiaries
Company name	EniBioCh4in Annia Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Six [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Seven [Member]
Subsidiaries
Company name	EniBioCh4in Appia Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Seven [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Eight [Member]
Subsidiaries
Company name	EniBioCh4in Aprilia Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Eight [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Nine [Member]
Subsidiaries
Company name	EniBioCh4in Briona Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Nine [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Ten [Member]
Subsidiaries
Company name	EniBioCh4in Calandre Energia Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Ten [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Eleven [Member]
Subsidiaries
Company name	EniBioCh4in Gardilliana Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Eleven [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twelve [Member]
Subsidiaries
Company name	EniBioCh4in Grupellum Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		100,000
% Equity ratio	98.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twelve [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	98.00%
Refining & Marketing | Italy | Subsidiaries Twelve [Member] | Third parties
Subsidiaries
% Ownership	2.00%
Refining & Marketing | Italy | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	EniBioCh4in Jonica Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Thirteen [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Fourteen [Member]
Subsidiaries
Company name	EniBioCh4in Maddalena Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Fourteen [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Fifteen [Member]
Subsidiaries
Company name	EniBioCh4in Medea Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Fifteen [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	EniBioCh4in Momo Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		20,000
% Equity ratio	95.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Sixteen [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	95.00%
Refining & Marketing | Italy | Subsidiaries Sixteen [Member] | Third parties
Subsidiaries
% Ownership	5.00%
Refining & Marketing | Italy | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	EniBioCh4in Mortara Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		20,000
% Equity ratio	95.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Seventeen [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	95.00%
Refining & Marketing | Italy | Subsidiaries Seventeen [Member] | Third parties
Subsidiaries
% Ownership	5.00%
Refining & Marketing | Italy | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	EniBioCh4in Pannellia BioGas Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Eighteen [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	EniBioCh4in Plovera Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		20,000
% Equity ratio	98.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Nineteen [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	98.00%
Refining & Marketing | Italy | Subsidiaries Nineteen [Member] | Third parties
Subsidiaries
% Ownership	2.00%
Refining & Marketing | Italy | Subsidiaries Twenty [Member]
Subsidiaries
Company name	EniBioCh4in Quadruvium Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	EniBioCh4in Rhodigium Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty One [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	EniBioCh4in San Benedetto Po Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty Two [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	EniBioCh4in Service BioGas Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		50,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty Three [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	EniBioCh4in Società Agricola Il Bue Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty Four [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	EniBioCh4in SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		2,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty Five [Member] | Ecofuel SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	EniBioCh4in Vigevano Srl Società Agricola
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty Six [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	EniBioCh4in Villacidro Agricole Società Agricola Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty Seven [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	Petroven Srl
Registered office	Genova
Country of operation	Italy
Share capital		918,520
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty Eight [Member] | Ecofuel SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	Po' Energia Srl Società Agricola
Registered office	Bolzano
Country of operation	Italy
Share capital		10,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Twenty Nine [Member] | EniBioCh4in SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Raffineria di Gela SpA
Registered office	Gela (CL)
Country of operation	Italy
Share capital		15,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Italy | Subsidiaries Thirty [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Italy | Subsidiaries Thirty One [Member]
Subsidiaries
Company name	SeaPad SpA
Registered office	Genova
Country of operation	Italy
Share capital		12,400,000
Consolidation or valuation method	Eq.
Refining & Marketing | Italy | Subsidiaries Thirty One [Member] | Ecofuel SpA
Subsidiaries
% Ownership	80.00%
Refining & Marketing | Italy | Subsidiaries Thirty One [Member] | Third parties
Subsidiaries
% Ownership	20.00%
Refining & Marketing | Italy | Subsidiaries Thirty Two [Member]
Subsidiaries
Company name	Servizi Fondo Bombole Metano SpA
Registered office	Rome
Country of operation	Italy
Share capital		13,580,000.20
Consolidation or valuation method	Co.
Refining & Marketing | Italy | Subsidiaries Thirty Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Three [Member]
Subsidiaries
Company name	Eni Abu Dhabi Refining & Trading BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital		20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Three [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Four [Member]
Subsidiaries
Company name	Eni Abu Dhabi Refining & Trading Services BV
Registered office	Amsterdam (Netherlands)
Country of operation	United Arab Emirates
Share capital		20,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Four [Member] | Eni Abu Dhabi R&T BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Five [Member]
Subsidiaries
Company name	Eni Austria GmbH
Registered office	Wien (Austria)
Country of operation	Austria
Share capital		78,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni International BV
Subsidiaries
% Ownership	75.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Five [Member] | Eni Deutsch.GmbH
Subsidiaries
% Ownership	25.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Six [Member]
Subsidiaries
Company name	Eni Benelux BV
Registered office	Rotterdam (Netherlands)
Country of operation	Netherlands
Share capital		1,934,040
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Six [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member]
Subsidiaries
Company name	Eni Deutschland GmbH
Registered office	Munich (Germany)
Country of operation	Germany
Share capital		90,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Eni International BV
Subsidiaries
% Ownership	89.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Seven [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	11.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member]
Subsidiaries
Company name	Eni Ecuador SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $	$ 103,142.08
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	99.93%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Eight [Member] | Esain SA
Subsidiaries
% Ownership	0.07%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member]
Subsidiaries
Company name	Eni Energy (Shanghai) Co Ltd (former Eni Lubricants Trading (Shanghai) Co Ltd)
Registered office	Shanghai (China)
Country of operation	China
Share capital		5,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Thirty Nine [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty [Member]
Subsidiaries
Company name	Eni France Sàrl
Registered office	Lyon (France)
Country of operation	France
Share capital		56,800,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty One [Member]
Subsidiaries
Company name	Eni Iberia SLU
Registered office	Alcobendas (Spain)
Country of operation	Spain
Share capital		17,299,100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty One [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Two [Member]
Subsidiaries
Company name	Eni Marketing Austria GmbH
Registered office	Wien (Austria)
Country of operation	Austria
Share capital		19,621,665.23
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Two [Member] | Eni Mineralolh.GmbH
Subsidiaries
% Ownership	99.99%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Three [Member]
Subsidiaries
Company name	Eni Mineralölhandel GmbH
Registered office	Wien (Austria)
Country of operation	Austria
Share capital		34,156,232.06
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Three [Member] | Eni Austria GmbH
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Four [Member]
Subsidiaries
Company name	Eni Schmiertechnik GmbH
Registered office	Wurzburg (Germany)
Country of operation	Germany
Share capital		2,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Four [Member] | Eni Deutsch.GmbH
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Five [Member]
Subsidiaries
Company name	Eni Suisse SA
Registered office	Lausanne (Switzerland)
Country of operation	Switzerland
Share capital | SFr										SFr 102,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Five [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Six [Member]
Subsidiaries
Company name	Eni Trading & Shipping Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Six [Member] | ET&B SpA
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Seven [Member]
Subsidiaries
Company name	Eni Transporte y Suministro México, S. de RL de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
Share capital | $							$ 3,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Seven [Member] | Eni International BV
Subsidiaries
% Ownership	99.90%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Seven [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.10%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Eight [Member]
Subsidiaries
Company name	Eni USA R&M Co Inc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 11,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Eight [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Nine [Member]
Subsidiaries
Company name	Esacontrol SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $	$ 60,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Nine [Member] | Eni Ecuador SA
Subsidiaries
% Ownership	87.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Forty Nine [Member] | Third parties
Subsidiaries
% Ownership	13.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifty [Member]
Subsidiaries
Company name	Esain SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $	$ 30,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifty [Member] | Eni Ecuador SA
Subsidiaries
% Ownership	99.99%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifty One [Member]
Subsidiaries
Company name	Llc “Eni-Nefto”
Registered office	Moscow (Russia)
Country of operation	Russia
Share capital | ₽									₽ 1,010,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifty One [Member] | Eni International BV
Subsidiaries
% Ownership	99.01%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifty One [Member] | Eni Oil Holdings BV
Subsidiaries
% Ownership	0.99%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifty Two [Member]
Subsidiaries
Company name	Oléoduc du Rhône SA
Registered office	Bovernier (Switzerland)
Country of operation	Switzerland
Share capital | SFr										SFr 7,000,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifty Two [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifty Three [Member]
Subsidiaries
Company name	Tecnoesa SA
Registered office	Quito (Ecuador)
Country of operation	Ecuador
Share capital | $	$ 36,000
Consolidation or valuation method	Eq.
Refining & Marketing | Foreign (outside Italy) | Subsidiaries Fifty Three [Member] | Eni Ecuador SA
Subsidiaries
% Ownership	99.99%
Chemicals | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Versalis SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		446,050,728.65
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Finproject SpA
Registered office	Morrovalle (MC)
Country of operation	Italy
Share capital		18,500,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Italy | Subsidiaries Two [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Padanaplast Srl
Registered office	Roccabianca (PR)
Country of operation	Italy
Share capital		18,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Italy | Subsidiaries Three [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Four [Member]
Subsidiaries
Company name	Asian Compounds Ltd
Registered office	Hong Kong (Hong Kong)
Country of operation	Honk Kong
Share capital | $											$ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Four [Member] | Finproject Asia Ltd
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Five [Member]
Subsidiaries
Company name	Dunastyr Polisztirolgyártó Zártkörûen Mûködõ Részvénytársaság
Registered office	Budapest (Hungary)
Country of operation	Hungary
Share capital | Ft												Ft 1,577,971.20
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Five [Member] | Versalis SpA
Subsidiaries
% Ownership	96.34%
Chemicals | Foreign (outside Italy) | Subsidiaries Five [Member] | Versalis Deutsc GmbH
Subsidiaries
% Ownership	1.83%
Chemicals | Foreign (outside Italy) | Subsidiaries Five [Member] | Versalis Intern. SA
Subsidiaries
% Ownership	1.83%
Chemicals | Foreign (outside Italy) | Subsidiaries Six [Member]
Subsidiaries
Company name	Finproject Asia Ltd
Registered office	Hong Kong (Honk Kong)
Country of operation	Honk Kong
Share capital | $	$ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Six [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Seven [Member]
Subsidiaries
Company name	Finproject Brasil Industria De Solados Eireli
Registered office	Franca (Brazil)
Country of operation	Brazil
Share capital | R$				R$ 1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Seven [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eight [Member]
Subsidiaries
Company name	Finproject Guangzhou Trading Co Ltd
Registered office	Guangzhou (China)
Country of operation	China
Share capital | $	$ 180,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eight [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	Finproject India Pvt Ltd
Registered office	Jaipur (India)
Country of operation	India
Share capital | ₨													₨ 100,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Nine [Member] | Finproject Asia Ltd
Subsidiaries
% Ownership	1.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Nine [Member] | Asian Compounds Ltd
Subsidiaries
% Ownership	99.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Ten [Member]
Subsidiaries
Company name	Finproject Romania Srl
Registered office	Valea Lui Mihai (Romania)
Country of operation	Romania
Share capital | RON														RON 67,730
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Ten [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eleven [Member]
Subsidiaries
Company name	Finproject Singapore Pte Ltd
Registered office	Singapore (Singapore)
Country of operation	Singapore
Share capital | $															$ 100
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eleven [Member] | Finproject Asia Ltd
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twelve [Member]
Subsidiaries
Company name	Finproject Viet Nam Company Limited
Registered office	Hai Phong (Vietnam)
Country of operation	Vietnam
Share capital | ₫																₫ 19,623,250,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twelve [Member] | Finproject Asia Ltd
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirteen [Member]
Subsidiaries
Company name	Foam Creations (2008) Inc
Registered office	Quebec City (Canada)
Country of operation	Canada
Share capital | $								$ 1,215,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirteen [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Sixteen [Member]
Subsidiaries
Company name	Foam Creations México SA de CV
Registered office	León (Mexico)
Country of operation	Mexico
Share capital | $							19,138,165
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Sixteen [Member] | Foam Creations (2008)
Subsidiaries
% Ownership	99.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Seventeen [Member]
Subsidiaries
Company name	Padanaplast America Llc
Registered office	Wilmington (USA)
Country of operation	USA
Share capital | $	$ 70,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Seventeen [Member] | Finproject SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Eighteen [Member]
Subsidiaries
Company name	Padanaplast Deutschland GmbH
Registered office	Hannover (Germany)
Country of operation	Germany
Share capital		25,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Eighteen [Member] | Padanaplast Srl
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Nineteen [Member]
Subsidiaries
Company name	Versalis Americas Inc
Registered office	Dover (USA)
Country of operation	USA
Share capital | $	$ 100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Nineteen [Member] | Versalis Intern. SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty [Member]
Subsidiaries
Company name	Versalis Congo Sarlu
Registered office	Pointe-Noire (Republic of the Congo)
Country of operation	Republic of the Congo
Share capital | XAF					XAF 1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty [Member] | Versalis Intern. SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty One [Member]
Subsidiaries
Company name	Versalis Deutschland GmbH
Registered office	Eschborn (Germany)
Country of operation	Germany
Share capital		100,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty One [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Two [Member]
Subsidiaries
Company name	Versalis France SAS
Registered office	Mardyck (France)
Country of operation	France
Share capital		126,115,582.90
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Two [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Three [Member]
Subsidiaries
Company name	Versalis International SA
Registered office	Bruxelles (Belgium)
Country of operation	Belgium
Share capital		€ 15,449,173.88
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Versalis SpA
Subsidiaries
% Ownership	59.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Versalis Deutsc GmbH
Subsidiaries
% Ownership	23.71%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Dunastyr Zrt
Subsidiaries
% Ownership	14.43%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Three [Member] | Versalis France
Subsidiaries
% Ownership	2.86%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Four [Member]
Subsidiaries
Company name	Versalis Kimya Ticaret Limited Sirketi
Registered office	Istanbul (Turkey)
Country of operation	Turkey
Share capital | ₺																	₺ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Four [Member] | Versalis Intern. SA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Five [Member]
Subsidiaries
Company name	Versalis México S. de R.L. de CV
Registered office	Mexico City (Mexico)
Country of operation	Mexico
Share capital | $							$ 1,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Versalis SpA
Subsidiaries
% Ownership	1.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Five [Member] | Versalis Intern. SA
Subsidiaries
% Ownership	99.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Six [Member]
Subsidiaries
Company name	Versalis Pacific (India) Private Ltd
Registered office	Mumbai (India)
Country of operation	India
Share capital | ₨													₨ 238,700
Consolidation or valuation method	Eq.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Six [Member] | Versalis Sing P Ltd
Subsidiaries
% Ownership	99.99%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member]
Subsidiaries
Company name	Versalis Pacific Trading (Shanghai) Co Ltd
Registered office	Shanghai (China)
Country of operation	China
Share capital | ¥																		¥ 1,000,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Seven [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member]
Subsidiaries
Company name	Versalis Singapore Pte Ltd
Registered office	Singapore (Singapore)
Country of operation	Singapore
Share capital | $															$ 80,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Eight [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member]
Subsidiaries
Company name	Versalis UK Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Share capital | £			£ 4,004,042
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Twenty Nine [Member] | Versalis SpA
Subsidiaries
% Ownership	100.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty [Member]
Subsidiaries
Company name	Versalis Zeal Ltd
Registered office	Tokoradi (Ghana)
Country of operation	Ghana
Share capital | GH₵						GH₵ 5,650,000
% Equity ratio	80.00%
Consolidation or valuation method	F.C.
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Versalis Intern. SA
Subsidiaries
% Ownership	80.00%
Chemicals | Foreign (outside Italy) | Subsidiaries Thirty [Member] | Third parties
Subsidiaries
% Ownership	20.00%